Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,860,000.00
Previously Paid Amount	0.00
Total Fee Amount	437.87
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 437.87
Narrative - Max Aggregate Offering Price	$ 2,860,000.00
Final Prospectus	true